JPMorgan Trust I

245 Park Avenue

New York, NY 10167

November 29, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  Vincent J. Di Stefano

JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Global Natural Resources Fund;

JPMorgan Growth Long/Short Fund; and

JPMorgan Multi-Cap Long/Short Fund

(collectively, the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds do not materially differ from those contained in Post-Effective Amendment No. 126 (Amendment No. 127 under the 1940 Act) filed electronically on November 18, 2010.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary